UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
    USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

 =========================================

      SEMIANNUAL REPORT
      USAA SCIENCE & TECHNOLOGY FUND
      FUND SHARES o ADVISER SHARES
      JANUARY 31, 2013

 =========================================

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

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MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            4

FINANCIAL INFORMATION

    Portfolio of Investments                                                   9

    Notes to Portfolio of Investments                                         17

    Financial Statements                                                      19

    Notes to Financial Statements                                             22

EXPENSE EXAMPLE                                                               42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SCIENCE & TECHNOLOGY FUND'S (THE FUND) INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP

    JOHN F. AVERILL, CFA                                  BRUCE L. GLAZER
    NICOLAS B. BOULLET                                    ANITA M. KILLIAN, CFA
    ANN C. GALLO                                          MICHAEL T. MASDEA

--------------------------------------------------------------------------------

o HOW DID THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

   At the end of the reporting period, the Fund Shares had a total return of 9.97%. This compares to returns of 9.91% for the S&P 500(R) Index (the Index) and 9.07% for the Lipper Science & Technology Funds Index.

   The Fund is subadvised by Wellington Management Company, LLP (Wellington Management).

o  HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM?

   The Fund's technology portfolio outperformed the S&P North American Technology Index. Strong security selection in semiconductors & semiconductor equipment and computers and peripherals was somewhat offset by weaker stock selection in communications equipment, internet software & services, and internet & catalog retail. Our underweight allocations to computers & peripherals and internet & catalog retail contributed positively to relative return. However, this was partially offset by a modest "out of benchmark" allocation to machinery and electrical equipment. Positions in Apple, Inc., Intel Corp., and Microsoft Corp. were among the top contributors during the period.

   Refer to page 5 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   Mircosoft Corp. was sold out of the Fund prior to January 31, 2013.

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2  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

   Holdings in Google, Inc. "A", Cisco Systems, Inc., and Skyworks Solutions were the largest individual detractors against performance.

o  HOW DID THE FUND'S HEALTH CARE PORTION PERFORM?

   Stock selection, particularly within biotechnology and pharmaceuticals, detracted from relative results, more than offsetting favorable selection in health services. Sector allocation, a result of Wellington Management's stock-by-stock investment process, also contributed to relative performance, mainly due to an overweight position in biotechnology and an underweight to pharmaceuticals. The largest detractors from relative return included positions in ABIOMED, Inc. and Teva Pharmaceutical Industries Ltd. ADR. Not owning Celgene Corp. also hurt relative results. Positions in Merck & Co., Inc. and CIGNA Corp. were the largest relative contributors during the period. Not owning Express Scripts also was additive.

o  WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE HEALTH CARE SECTOR?

   While the U.S. election and the "fiscal cliff" are behind us, we believe that further Medicare and Medicaid cuts are inevitable as Congress seeks to avoid sequestration, address the debt ceiling, and fund appropriations. While painful, this approach will undoubtedly result in more targeted, thoughtful changes than the across-the-board cut to Medicare reimbursement currently dictated by sequestration. While it is impossible to predict the eventual details, the outcome seems clear: The bar has been raised for companies seeking reimbursement for health care products and services in the United States and across the globe. Going forward, success will accrue to companies able to offer a demonstrable improvement over current standards of care, or alternatively, to companies able to offer their current level of care at a lower cost. This is one of the key tenets upon which we have structured the Fund's portfolio.

   On behalf of our colleagues at USAA, we thank you for your investment in the Fund.

   Skyworks Solutions was sold out of the Fund prior to January 31, 2013.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND SHARES (FUND SHARES) (Ticker Symbol: USSCX)


--------------------------------------------------------------------------------
                                         1/31/13                  7/31/12
--------------------------------------------------------------------------------

Net Assets                           $383.2 Million           $354.5 Million
Net Asset Value Per Share                $15.66                   $14.24


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
8/1/12-1/31/13*             1 Year              5 Years              10 Years

    9.97%                   17.92%               6.11%                 9.94%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
      1 Year                        5 Years                        10 Years

      18.11%                         2.67%                           9.37%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                       1.38%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

4  | USAA SCIENCE & TECHNOLOGY FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        USAA                LIPPER
                SCIENCE & TECHNOLOGY  SCIENCE & TECHNOLOGY
                     FUND SHARES          FUNDS INDEX         S&P 500 INDEX
 1/31/2003           $10,000.00           $10,000.00           $10,000.00
 2/28/2003             9,901.15            10,039.54             9,849.96
 3/31/2003             9,983.53            10,032.65             9,945.59
 4/30/2003            10,823.72            10,970.78            10,764.82
 5/31/2003            11,894.56            12,235.06            11,331.98
 6/30/2003            12,108.73            12,320.41            11,476.54
 7/31/2003            12,718.29            12,982.26            11,678.89
 8/31/2003            13,360.79            13,932.15            11,906.66
 9/30/2003            13,245.47            13,559.84            11,780.22
10/31/2003            14,596.38            14,923.61            12,446.62
11/30/2003            14,942.34            15,149.55            12,556.13
12/31/2003            15,172.98            15,220.96            13,214.63
 1/31/2004            15,782.54            15,969.35            13,457.18
 2/29/2004            15,650.74            15,717.36            13,644.23
 3/31/2004            15,255.35            15,385.38            13,438.39
 4/30/2004            14,497.53            14,325.48            13,227.43
 5/31/2004            15,238.88            15,039.08            13,408.95
 6/30/2004            15,551.89            15,301.28            13,669.69
 7/31/2004            13,970.35            13,630.58            13,217.26
 8/31/2004            13,311.37            13,081.80            13,270.72
 9/30/2004            13,805.60            13,690.72            13,414.45
10/31/2004            14,316.31            14,464.07            13,619.39
11/30/2004            15,090.61            15,270.51            14,170.45
12/31/2004            15,650.74            15,847.26            14,652.65
 1/31/2005            14,827.02            14,897.20            14,295.49
 2/28/2005            14,810.54            14,935.70            14,596.33
 3/31/2005            14,217.46            14,537.52            14,337.86
 4/30/2005            14,135.09            13,954.49            14,065.94
 5/31/2005            15,172.98            15,194.52            14,513.49
 6/30/2005            15,189.46            15,017.66            14,534.09
 7/31/2005            16,112.03            15,923.97            15,074.59
 8/31/2005            16,326.19            15,823.34            14,937.05
 9/30/2005            16,474.46            16,129.32            15,058.03
10/31/2005            16,210.87            15,780.51            14,807.00
11/30/2005            17,199.34            16,654.11            15,367.04
12/31/2005            17,397.03            16,698.49            15,372.30
 1/31/2006            18,616.14            17,726.25            15,779.41
 2/28/2006            18,154.86            17,435.24            15,822.23
 3/31/2006            18,451.40            17,869.63            16,019.18
 4/30/2006            18,616.14            17,867.08            16,234.28
 5/31/2006            17,479.41            16,514.22            15,767.03
 6/30/2006            17,149.92            16,212.72            15,788.41
 7/31/2006            16,738.06            15,431.75            15,885.80
 8/31/2006            17,611.20            16,291.72            16,263.77
 9/30/2006            18,056.01            16,819.89            16,682.89
10/31/2006            18,517.30            17,267.84            17,226.52
11/30/2006            19,060.96            18,008.99            17,554.10
12/31/2006            19,077.43            17,823.06            17,800.34
 1/31/2007            19,258.65            18,109.90            18,069.54
 2/28/2007            19,077.43            17,978.77            17,716.12
 3/31/2007            19,159.80            18,077.59            17,914.28
 4/30/2007            20,000.00            18,697.46            18,707.79
 5/31/2007            21,021.42            19,422.30            19,360.60
 6/30/2007            21,021.42            19,666.15            19,038.96
 7/31/2007            20,708.40            19,648.04            18,448.66
 8/31/2007            21,202.64            20,060.79            18,725.21
 9/30/2007            22,075.78            21,112.15            19,425.51
10/31/2007            22,866.56            22,397.36            19,734.51
11/30/2007            21,466.23            20,709.00            18,909.47
12/31/2007            21,285.01            20,809.37            18,778.29
 1/31/2008            19,176.28            18,114.00            17,651.93
 2/29/2008            18,500.82            17,667.28            17,078.50
 3/31/2008            18,187.81            17,547.81            17,004.75
 4/30/2008            19,670.51            18,891.47            17,832.94
 5/31/2008            20,642.50            19,953.66            18,063.92
 6/30/2008            19,143.33            18,205.82            16,541.07
 7/31/2008            18,797.36            17,829.59            16,402.02
 8/31/2008            19,110.38            18,162.90            16,639.27
 9/30/2008            16,441.52            15,499.33            15,156.59
10/31/2008            12,998.35            12,695.98            12,611.07
11/30/2008            11,614.50            11,232.02            11,706.17
12/31/2008            12,075.78            11,632.89            11,830.73
 1/31/2009            11,762.77            11,373.32            10,833.56
 2/28/2009            10,840.20            10,931.76             9,680.02
 3/31/2009            12,075.78            12,140.38            10,527.95
 4/30/2009            13,261.94            13,643.42            11,535.57
 5/31/2009            13,887.97            14,214.66            12,180.79
 6/30/2009            14,316.31            14,488.09            12,204.95
 7/31/2009            15,518.95            15,675.62            13,128.10
 8/31/2009            15,963.76            16,063.71            13,602.08
 9/30/2009            16,721.58            17,035.19            14,109.65
10/31/2009            16,177.92            16,457.74            13,847.53
11/30/2009            17,215.82            17,268.76            14,678.15
12/31/2009            18,204.28            18,368.29            14,961.67
 1/31/2010            17,100.49            17,061.36            14,423.44
 2/28/2010            17,644.15            17,752.56            14,870.24
 3/31/2010            18,780.89            18,973.40            15,767.58
 4/30/2010            18,945.63            19,397.75            16,016.52
 5/31/2010            17,528.83            18,069.75            14,737.59
 6/30/2010            16,556.84            16,987.03            13,966.10
 7/31/2010            17,545.30            18,061.46            14,944.61
 8/31/2010            16,639.21            17,141.71            14,269.95
 9/30/2010            18,813.84            19,339.55            15,543.46
10/31/2010            19,571.66            20,435.38            16,134.88
11/30/2010            19,555.19            20,527.01            16,136.95
12/31/2010            20,675.45            21,647.38            17,215.40
 1/31/2011            21,416.80            22,380.93            17,623.44
 2/28/2011            22,108.73            23,170.97            18,227.20
 3/31/2011            22,108.73            22,995.56            18,234.45
 4/30/2011            23,080.72            23,827.07            18,774.47
 5/31/2011            23,113.67            23,499.60            18,561.95
 6/30/2011            22,553.54            22,729.66            18,252.54
 7/31/2011            21,845.14            22,086.44            17,881.38
 8/31/2011            20,345.96            20,430.52            16,910.03
 9/30/2011            19,324.55            19,092.61            15,721.27
10/31/2011            21,350.91            21,459.98            17,439.50
11/30/2011            20,873.15            20,879.53            17,400.96
12/31/2011            20,560.13            20,389.66            17,578.96
 1/31/2012            21,878.09            22,098.22            18,366.76
 2/29/2012            23,014.83            23,535.04            19,160.98
 3/31/2012            24,168.04            24,579.10            19,791.55
 4/30/2012            24,102.14            23,914.60            19,667.32
 5/31/2012            22,388.80            21,801.72            18,485.30
 6/30/2012            23,360.79            22,495.65            19,246.94
 7/31/2012            23,459.64            22,323.03            19,514.26
 8/31/2012            24,283.36            23,355.69            19,953.77
 9/30/2012            24,827.02            23,769.80            20,469.41
10/31/2012            23,344.32            22,358.86            20,091.46
11/30/2012            24,102.14            22,921.71            20,208.01
12/31/2012            24,283.36            23,350.66            20,392.20
 1/31/2013            25,799.01            24,348.75            21,448.41

                                   [END CHART]

                     Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Shares to the following benchmarks:

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

o The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA SCIENCE & TECHNOLOGY FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: USTCX)


--------------------------------------------------------------------------------
                                        1/31/13                    7/31/12
--------------------------------------------------------------------------------

Net Assets                           $7.7 Million               $6.9 Million
Net Asset Value Per Share               $15.56                     $14.16

>
--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*               1 Year               Since Inception 8/01/10

        9.89%                    17.70%                        15.56%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10

   17.78%                                                     13.25%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      1.63%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                            USAA                                           LIPPER
                    SCIENCE & TECHNOLOGY                            SCIENCE & TECHNOLOGY
                    FUND ADVISER SHARES        S&P 500 INDEX            FUNDS INDEX
 7/31/2010              $10,000.00              $10,000.00              $10,000.00
 8/31/2010                9,308.12                9,548.56                9,490.77
 9/30/2010               10,525.83               10,400.72               10,707.64
10/31/2010               10,950.18               10,796.45               11,314.36
11/30/2010               10,940.96               10,797.84               11,365.09
12/31/2010               11,568.27               11,519.47               11,985.40
 1/31/2011               11,974.17               11,792.50               12,391.54
 2/28/2011               12,361.62               12,196.50               12,828.96
 3/31/2011               12,352.40               12,201.36               12,731.84
 4/30/2011               12,896.68               12,562.70               13,192.22
 5/31/2011               12,905.90               12,420.50               13,010.91
 6/30/2011               12,592.25               12,213.46               12,584.62
 7/31/2011               12,195.57               11,965.10               12,228.49
 8/31/2011               11,346.86               11,315.13               11,311.67
 9/30/2011               10,784.13               10,519.69               10,570.92
10/31/2011               11,909.59               11,669.42               11,881.64
11/30/2011               11,642.07               11,643.64               11,560.27
12/31/2011               11,466.79               11,762.74               11,289.04
 1/31/2012               12,195.57               12,289.89               12,235.01
 2/29/2012               12,822.88               12,821.33               13,030.53
 3/31/2012               13,468.63               13,243.27               13,608.59
 4/30/2012               13,431.73               13,160.15               13,240.68
 5/31/2012               12,472.32               12,369.21               12,070.86
 6/30/2012               13,007.38               12,878.85               12,455.06
 7/31/2012               13,062.73               13,057.72               12,359.49
 8/31/2012               13,514.76               13,351.82               12,931.24
 9/30/2012               13,819.19               13,696.85               13,160.52
10/31/2012               12,998.15               13,443.95               12,379.33
11/30/2012               13,404.06               13,521.94               12,690.96
12/31/2012               13,505.54               13,645.19               12,928.45
 1/31/2013               14,354.24               14,351.94               13,481.06

                                   [END CHART]

                     Data from 7/31/10 to 1/31/13.*

                     See page 5 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Adviser Shares to the benchmarks.

*The performance of the Lipper Science & Technology Funds Index and the S&P 500 Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                               o TOP 10 HOLDINGS o
                                  AS OF 1/31/13
                                (% of Net Assets)

Cisco Systems, Inc. ........................................................  4.1%
Amazon.com, Inc. ...........................................................  3.3%
QUALCOMM, Inc. .............................................................  2.9%
Priceline.com, Inc. ........................................................  2.8%
Oracle Corp. ...............................................................  2.8%
eBay, Inc. .................................................................  2.6%
Visa, Inc. "A" .............................................................  2.5%
Facebook, Inc. "A" .........................................................  2.4%
International Business Machines Corp. ......................................  2.2%
EMC Corp. ..................................................................  1.9%

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     63.6%
HEALTH CARE                                                                24.4%
CONSUMER DISCRETIONARY                                                      8.4%
MONEY MARKET INSTRUMENTS                                                    1.9%
CONSUMER STAPLES                                                            1.1%
INDUSTRIALS                                                                 0.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-16.

================================================================================

8  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY SECURITIES (98.3%)

             COMMON STOCKS (97.5%)

             CONSUMER DISCRETIONARY (8.4%)
             -----------------------------
             BROADCASTING (0.8%)
   274,700   Pandora Media, Inc.*                                                     $  3,164
                                                                                      --------
             INTERNET RETAIL (6.8%)
    48,160   Amazon.com, Inc.*                                                          12,786
    44,990   Expedia, Inc.                                                               2,936
    15,690   Priceline.com, Inc.*                                                       10,755
                                                                                      --------
                                                                                        26,477
                                                                                      --------
             MOVIES & ENTERTAINMENT (0.8%)
    57,970   Time Warner, Inc.                                                           2,929
                                                                                      --------
             Total Consumer Discretionary                                               32,570
                                                                                      --------
             CONSUMER STAPLES (1.1%)
             -----------------------
             DRUG RETAIL (1.1%)
    39,080   CVS Caremark Corp.                                                          2,001
    57,800   Walgreen Co.                                                                2,310
                                                                                      --------
                                                                                         4,311
                                                                                      --------
             Total Consumer Staples                                                      4,311
                                                                                      --------
             HEALTH CARE (24.4%)
             -------------------
             BIOTECHNOLOGY (5.5%)
    14,600   Acorda Therapeutics, Inc.*                                                    422
    22,301   Algeta ASA*                                                                   683
    78,540   Alkermes plc*                                                               1,810
   119,500   Anacor Pharmaceuticals, Inc.*                                                 477
    64,400   Arena Pharmaceuticals, Inc.*                                                  544
    57,400   AVEO Pharmaceuticals, Inc.*                                                   454
     7,590   Biogen Idec, Inc.*                                                          1,185
    16,900   Cubist Pharmaceuticals, Inc.*                                                 727
   192,700   Elan Corp. plc ADR*                                                         2,025
   173,700   Exelixis, Inc.*                                                               809
   115,880   Gilead Sciences, Inc.*                                                      4,571
    37,770   Immunogen, Inc.*                                                              541
    30,656   Incyte Corp.*                                                                 563

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
    32,800   Ironwood Pharmaceuticals, Inc.*                                          $    421
    29,900   NPS Pharmaceuticals, Inc.*                                                    264
    17,970   Onyx Pharmaceuticals, Inc.*                                                 1,393
    13,299   Prothena Corp. plc*                                                            80
     7,300   Puma Biotechnology, Inc.*                                                     169
    13,450   Regeneron Pharmaceuticals, Inc.*                                            2,339
    76,600   Rigel Pharmaceuticals, Inc.*                                                  503
    27,000   Seattle Genetics, Inc.*                                                       795
    19,100   Vertex Pharmaceuticals, Inc.*                                                 855
                                                                                      --------
                                                                                        21,630
                                                                                      --------
             HEALTH CARE DISTRIBUTORS (1.6%)
    67,240   Cardinal Health, Inc.                                                       2,946
    33,210   McKesson Corp.                                                              3,495
                                                                                      --------
                                                                                         6,441
                                                                                      --------
             HEALTH CARE EQUIPMENT (5.1%)
    31,700   Abbott Laboratories                                                         1,074
    77,700   ABIOMED, Inc.*                                                              1,084
   312,200   Boston Scientific Corp.*                                                    2,332
    37,900   Covidien plc                                                                2,363
    51,394   Globus Medical, Inc. "A"*                                                     657
    19,300   Heartware International, Inc.*                                              1,744
    28,600   Hologic, Inc.*                                                                682
    62,400   Medtronic, Inc.                                                             2,908
    29,000   Orthofix International N.V.*                                                1,106
    33,200   St. Jude Medical, Inc.                                                      1,351
    24,900   Stryker Corp.                                                               1,560
    43,700   Tornier N.V.*                                                                 754
    49,200   Volcano Corp.*                                                              1,232
    13,500   Zimmer Holdings, Inc.                                                       1,007
                                                                                      --------
                                                                                        19,854
                                                                                      --------
             HEALTH CARE FACILITIES (0.6%)
    33,600   HCA Holdings, Inc.                                                          1,265
    57,519   NMC Health plc*                                                               228
    36,932   Vanguard Health Systems, Inc.*                                                516
                                                                                      --------
                                                                                         2,009
                                                                                      --------
             HEALTH CARE SUPPLIES (0.1%)
    11,900   DENTSPLY International, Inc.                                                  497
                                                                                      --------
             HEALTH CARE TECHNOLOGY (0.8%)
    42,505   Allscripts - Misys Healthcare Solutions, Inc.*                                471
     1,495   M3, Inc.                                                                    2,437
                                                                                      --------
                                                                                         2,908
                                                                                      --------

================================================================================

10  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (0.9%)
    33,800   Agilent Technologies, Inc.                                               $  1,514
    17,900   Covance, Inc.*                                                              1,194
    22,482   MorphoSys AG*                                                                 952
                                                                                      --------
                                                                                         3,660
                                                                                      --------
             MANAGED HEALTH CARE (2.6%)
    35,570   Aetna, Inc.                                                                 1,715
    51,660   CIGNA Corp.                                                                 3,014
    88,600   Qualicorp S.A.*                                                               917
    80,190   UnitedHealth Group, Inc.                                                    4,427
                                                                                      --------
                                                                                        10,073
                                                                                      --------
             PHARMACEUTICALS (7.2%)
    19,900   Actavis, Inc.*                                                              1,719
     3,334   Alk Abello A/S                                                                252
    16,400   Astellas Pharma, Inc.                                                         835
    18,800   AstraZeneca plc ADR                                                           906
    61,700   Bristol-Myers Squibb Co.                                                    2,230
    33,700   Cadence Pharmaceuticals, Inc.*                                                159
    69,500   Daiichi Sankyo Co. Ltd.                                                     1,177
    19,100   Dr. Reddy's Laboratories ADR                                                  686
    30,700   Eisai Co. Ltd.                                                              1,343
    50,600   Eli Lilly and Co.                                                           2,717
    58,800   Forest Laboratories, Inc.*                                                  2,134
    16,573   H. Lundbeck A/S                                                               262
    21,300   Johnson & Johnson                                                           1,575
    22,997   Laboratorios Almirall S.A.                                                    285
    53,800   Medicines Co.*                                                              1,608
    52,600   Merck & Co., Inc.                                                           2,275
    40,000   Mylan, Inc.*                                                                1,131
     3,900   Ono Pharmaceutical Co., Ltd.                                                  205
    35,240   Optimer Pharmaceuticals, Inc.*                                                327
     4,700   Salix Pharmaceuticals Ltd.*                                                   225
   109,800   Shionogi & Co. Ltd.                                                         1,962
     6,500   Simcere Pharmaceutical Group ADR*                                              52
    66,143   Teva Pharmaceutical Industries Ltd. ADR                                     2,513
    22,659   UCB S.A.                                                                    1,308
    35,300   XenoPort, Inc.*                                                               296
     2,700   Zoetis, Inc.*                                                                  70
                                                                                      --------
                                                                                        28,252
                                                                                      --------
             Total Health Care                                                          95,324
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             INDUSTRIALS (0.8%)
             ------------------
             RESEARCH & CONSULTING SERVICES (0.8%)
    94,485   Huron Consulting Group, Inc.*                                            $  3,222
                                                                                      --------
             INFORMATION TECHNOLOGY (62.8%)
             ------------------------------
             APPLICATION SOFTWARE (5.2%)
    35,550   BroadSoft, Inc.*                                                            1,208
   273,900   Cadence Design Systems, Inc.*                                               3,815
    36,753   Citrix Systems, Inc.*                                                       2,689
    59,260   Intuit, Inc.                                                                3,697
    11,570   MicroStrategy, Inc. "A"*                                                    1,160
    77,640   Qlik Technologies, Inc.*                                                    1,724
    23,493   Salesforce.com, Inc.*                                                       4,044
    64,210   Splunk, Inc.*                                                               2,116
                                                                                      --------
                                                                                        20,453
                                                                                      --------
             COMMUNICATIONS EQUIPMENT (11.0%)
   300,920   Acme Packet, Inc.*                                                          7,273
   132,760   Aruba Networks, Inc.*                                                       3,059
   780,140   Cisco Systems, Inc.                                                        16,047
    92,600   JDS Uniphase Corp.*                                                         1,344
   177,190   Juniper Networks, Inc.*                                                     3,966
   173,108   QUALCOMM, Inc.                                                             11,430
                                                                                      --------
                                                                                        43,119
                                                                                      --------
             COMPUTER HARDWARE (0.8%)
   317,000   Advantech Co. Ltd.                                                          1,326
     3,860   Apple, Inc.                                                                 1,758
                                                                                      --------
                                                                                         3,084
                                                                                      --------
             COMPUTER STORAGE & PERIPHERALS (3.2%)
   302,620   EMC Corp.*                                                                  7,448
   101,590   NetApp, Inc.*                                                               3,657
       412   Wacom Co. Ltd.                                                              1,343
                                                                                      --------
                                                                                        12,448
                                                                                      --------
             DATA PROCESSING & OUTSOURCED SERVICES (7.0%)
    33,437   Alliance Data Systems Corp.*                                                5,270
    77,416   Automatic Data Processing, Inc.                                             4,590
    49,430   ExlService Holdings, Inc.*                                                  1,466
   302,550   Genpact Ltd.                                                                5,068
    47,865   Vantiv, Inc. "A"*                                                             996
    63,015   Visa, Inc. "A"                                                              9,951
                                                                                      --------
                                                                                        27,341
                                                                                      --------

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS (0.4%)
   382,000   Delta Electronics, Inc.                                                  $  1,384
                                                                                      --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
    77,000   Anritsu Corp.                                                                 984
   208,000   Hitachi Ltd.                                                                1,233
    84,100   National Instruments Corp.                                                  2,389
                                                                                      --------
                                                                                         4,606
                                                                                      --------
             INTERNET SOFTWARE & SERVICES (12.2%)
    71,620   Akamai Technologies, Inc.*                                                  2,916
    41,900   DeNA Co. Ltd.                                                               1,325
   177,849   Dropbox, Inc., acquired 5/01/2012; cost $1,610*(a),(b),(c)                  1,622
   179,605   eBay, Inc.*                                                                10,045
    27,390   Equinix, Inc.*                                                              5,901
   305,470   Facebook, Inc. "A"*                                                         9,460
     6,645   Google, Inc. "A"*                                                           5,021
   108,600   Kakaku.com, Inc.                                                            4,062
    17,790   LinkedIn Corp.*                                                             2,202
   255,200   Yahoo! Inc.*                                                                5,010
                                                                                      --------
                                                                                        47,564
                                                                                      --------
             IT CONSULTING & OTHER SERVICES (6.2%)
    86,596   Accenture plc "A"                                                           6,225
    58,672   Cognizant Technology Solutions Corp. "A"*                                   4,587
    42,587   International Business Machines Corp.                                       8,648
   234,598   Pactera Technology International Ltd. ADR*                                  1,884
    46,157   Teradata Corp.*                                                             3,077
                                                                                      --------
                                                                                        24,421
                                                                                      --------
             SEMICONDUCTOR EQUIPMENT (1.8%)
   132,300   ASM Pacific Technology Ltd.                                                 1,670
    40,602   ASML Holding N.V.                                                           3,049
    56,810   Lam Research Corp.*                                                         2,337
                                                                                      --------
                                                                                         7,056
                                                                                      --------
             SEMICONDUCTORS (8.7%)
    81,610   Cavium Networks, Inc.*                                                      2,729
   115,900   Cypress Semiconductor Corp.                                                 1,190
    50,620   Fairchild Semiconductor International, Inc.*                                  748
   271,400   Intel Corp.                                                                 5,710
    97,830   International Rectifier Corp.*                                              1,907
   106,940   Maxim Integrated Products, Inc.                                             3,363
   136,330   NXP Semiconductors N.V.*                                                    4,089
   272,850   ON Semiconductor Corp.*                                                     2,142

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
     5,348   Samsung Electronics Co. Ltd.                                             $  7,111
 1,415,200   Taiwan Semiconductor Manufacturing Co. Ltd.                                 4,865
                                                                                      --------
                                                                                        33,854
                                                                                      --------
             SYSTEMS SOFTWARE (3.8%)
   171,320   Fortinet, Inc.*                                                             4,041
     4,290   NetSuite, Inc.*                                                               301
   301,370   Oracle Corp.                                                               10,702
                                                                                      --------
                                                                                        15,044
                                                                                      --------
             TECHNOLOGY DISTRIBUTORS (1.3%)
    61,200   Avnet, Inc.*                                                                2,164
 2,198,000   WPG Holdings Ltd.                                                           2,955
                                                                                      --------
                                                                                         5,119
                                                                                      --------
             Total Information Technology                                              245,493
                                                                                      --------
             Total Common Stocks (cost: $306,666)                                      380,920
                                                                                      --------

             PREFERRED STOCKS (0.8%)

             INFORMATION TECHNOLOGY (0.8%)
             -----------------------------
             INTERNET SOFTWARE & SERVICES (0.8%)
   318,306   FireEye, Inc., acquired 12/27/2012; cost $3,351*(a),(b),(c)                 3,351
                                                                                      --------
             Total Equity Securities (cost: $310,017)                                  384,271
                                                                                      --------

             MONEY MARKET INSTRUMENTS (1.9%)

             MONEY MARKET FUNDS (1.9%)
 7,376,638   State Street Institutional Liquid Reserve Fund, 0.14%(d)                    7,377
                                                                                      --------
             Total Money Market Instruments (cost: $7,377)                               7,377
                                                                                      --------

             TOTAL INVESTMENTS (COST: $317,394)                                       $391,648
                                                                                      ========

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                           UNREALIZED
                                           FORWARD                            CONTRACT   APPRECIATION
NUMBER OF                                  CURRENCY             SETTLEMENT     VALUE    (DEPRECIATION)
CONTRACTS     COUNTERPARTY                 CONTRACTS               DATE        (000)             (000)
-----------------------------------------------------------------------------------------------------
              CONTRACTS TO SELL (1.2%)
215,471,000   Deutsche Bank AG             Japanese Yen          2/01/2013     $2,356            $404
215,471,000   Deutsche Bank AG             Japanese Yen          7/01/2013      2,359               9
                                                                               ----------------------
                                           RECEIVABLE AMOUNT ($5,128)          $4,715            $413
                                                                               ======================

              CONTRACTS TO BUY (0.6%)
215,471,000   Deutsche Bank AG             Japanese Yen          2/01/2013      2,356              (9)
                                                                               ----------------------
                                           PAYABLE AMOUNT ($2,365)             $2,356            $ (9)
                                                                               ======================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                                    VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                                (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                            QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                        IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                               FOR IDENTICAL ASSETS              INPUTS         INPUTS     TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                  $379,298                $  -         $1,622  $380,920
  Preferred Stocks                                      -                   -          3,351     3,351

Money Market Instruments:
  Money Market Funds                                7,377                   -              -     7,377

Forward Currency Contracts to Sell*                     -                 413              -       413
-------------------------------------------------------------------------------------------------------
Total                                            $386,675                $413         $4,973  $392,061
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy*               $      -                $ (9)        $    -  $     (9)
-------------------------------------------------------------------------------------------------------

*Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

------------------------------------------------------------------------------------------------
                                                             COMMON STOCKS     PREFERRED STOCKS
------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                         $1,610               $    -
Purchases                                                                -                3,351
Sales                                                                    -                    -
Transfers into Level 3                                                   -                    -
Transfers out of Level 3                                                 -                    -
Net realized gain (loss) on investments                                  -                    -
Change in net unrealized appreciation/depreciation on investments       12                    -
------------------------------------------------------------------------------------------------
Balance as of January 31, 2013                                      $1,622               $3,351
------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.6% of net assets at January 31, 2013.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2013, was $4,974,000, which represented 1.3% of the Fund's net assets.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

       as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (c) Security was fair valued at January 31, 2013, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (d) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $317,394)            $391,648
  Receivables:
    Capital shares sold                                                         253
    Dividends and interest                                                       60
    Securities sold                                                           1,870
  Unrealized appreciation on foreign currency contracts held, at value          400
                                                                           --------
      Total assets                                                          394,231
                                                                           --------
LIABILITIES
  Payables:
    Payable for return of collateral for securities loaned (Note 5)              30
    Securities purchased                                                      2,944
    Capital shares redeemed                                                      76
  Accrued management fees                                                       254
  Accrued transfer agent's fees                                                  10
  Other accrued expenses and payables                                            69
                                                                           --------
      Total liabilities                                                       3,383
                                                                           --------
        Net assets applicable to capital shares outstanding                $390,848
                                                                           ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $323,124
  Accumulated undistributed net investment loss                                (911)
  Accumulated net realized loss on investments                               (6,022)
  Net unrealized appreciation of investments                                 74,254
  Net unrealized appreciation of foreign currency translations                  403
                                                                           --------
    Net assets applicable to capital shares outstanding                    $390,848
                                                                           ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $383,167/24,466 shares outstanding)         $  15.66
                                                                           ========
    Adviser Shares (net assets of $7,681/493 shares outstanding)           $  15.56
                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $45)                         $ 2,427
   Interest                                                                       4
                                                                            -------
      Total income                                                            2,431
                                                                            -------
EXPENSES
   Management fees                                                            1,467
   Administration and servicing fees:
      Fund Shares                                                               274
      Adviser Shares                                                              6
   Transfer agent's fees:
      Fund Shares                                                               614
   Distribution and service fees (Note 7F):
      Adviser Shares                                                              9
   Custody and accounting fees:
      Fund Shares                                                                68
      Adviser Shares                                                              1
   Postage:
      Fund Shares                                                                24
   Shareholder reporting fees:
      Fund Shares                                                                21
   Trustees' fees                                                                 6
   Registration fees:
      Fund Shares                                                                15
      Adviser Shares                                                             13
   Professional fees                                                             43
   Other                                                                          6
                                                                            -------
         Total expenses                                                       2,567
    Expenses paid indirectly:
      Fund Shares                                                                (9)
                                                                            -------
         Net expenses                                                         2,558
                                                                            -------
NET INVESTMENT LOSS                                                            (127)
                                                                            -------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                            26,460
      Foreign currency transactions                                              44
   Change in net unrealized appreciation/depreciation of:
      Investments                                                             8,919
      Foreign currency translations                                             345
                                                                            -------
         Net realized and unrealized gain                                    35,768
                                                                            -------
   Increase in net assets resulting from operations                         $35,641
                                                                            =======

See accompanying notes to financial statements.

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

-------------------------------------------------------------------------------------------
                                                                    1/31/2013     7/31/2012
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                                $   (127)     $ (1,040)
  Net realized gain (loss) on investments                              26,460        (1,388)
  Net realized gain (loss) on foreign currency transactions                44          (203)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                         8,919        26,766
    Foreign currency translations                                         345           187
                                                                     ----------------------
    Increase in net assets resulting from operations                   35,641        24,322
                                                                     ----------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                          (6,281)      (13,988)
  Adviser Shares                                                           53            17
                                                                     ----------------------
    Total net decrease in net assets from capital
      share transactions                                               (6,228)      (13,971)
                                                                     ----------------------
  Net increase in net assets                                           29,413        10,351
NET ASSETS
  Beginning of period                                                 361,435       351,084
                                                                     ----------------------
  End of period                                                      $390,848      $361,435
                                                                     ======================
Accumulated undistributed net investment loss:
  End of period                                                      $   (911)     $   (784)
                                                                     ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board.

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

        is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all forward currency contracts value based on methods discussed in
    Note 1C.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are valued at cost. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                     FAIR VALUE AT                         SIGNIFICANT
                     JANUARY 31, 2013      VALUATION       UNOBSERVABLE
ASSETS               ($ IN 000'S)          TECHNIQUE(S)    INPUT(S)                      RANGE
----------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Common Stocks        $1,622                Market          Revenue               3.51x - 6.89x
                                           Comparables     Multiple(a)
                                                           Discount for lack             0.10x
                                                           of marketability(b)
----------------------------------------------------------------------------------------------

    (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

    (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

    Increases in revenue multiples will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2013*
    (IN THOUSANDS)

                                      ASSET DERIVATIVES                 LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                 STATEMENT OF                     STATEMENT OF
DERIVATIVES NOT                  ASSETS AND                       ASSETS AND
ACCOUNTED FOR AS                 LIABILITIES                      LIABILITIES
HEDGING INSTRUMENTS              LOCATION            FAIR VALUE   LOCATION              FAIR VALUE
---------------------------------------------------------------------------------------------------
Foreign exchange contracts       Net unrealized       $413**      Net unrealized           $(9)
                                 appreciation of                  appreciation
                                 foreign currency                 (depreciation) of
                                 translations                     foreign currency
                                                                  translations
---------------------------------------------------------------------------------------------------

     * For open derivative instruments as of January 31, 2013, see the portfolio of investments, which also is indicative of activity for the six-month period ended January 31, 2013.
    ** Includes cumulative appreciation (depreciation) of forward currency contracts as reported on the portfolio of investments.

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2013 (IN THOUSANDS)

DERIVATIVES                                                   CHANGE IN UNREALIZED
NOT ACCOUNTED    STATEMENT OF                                 APPRECIATION
FOR AS HEDGING   OPERATIONS                REALIZED GAIN      (DEPRECIATION)
INSTRUMENTS      LOCATION                  ON DERIVATIVES     ON DERIVATIVES
----------------------------------------------------------------------------------
Foreign          Net realized gain on           $64                 $345
exchange         foreign currency
contracts        transactions
----------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, brokerage commission recapture credits reduced the Fund Shares by $9,000. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $26,607,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
  EXPIRES                        BALANCE
-----------                   ------------
   2017                        $10,094,000
   2018                         16,513,000
                               -----------
                   Total       $26,607,000
                               ===========

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $182,094,000 and $188,527,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $78,149,000 and $3,895,000, respectively, resulting in net unrealized appreciation of $74,254,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2013, the Fund received no securities-lending income. As of January 31, 2013, the Fund had no securities out on loan. However, a payable to Lehman Brothers, Inc. of $30,000 remains for unclaimed cash collateral and interest on prior lending of securities. As of March 1, 2013, the payable to Lehman Brothers, Inc. has been settled.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                               SIX-MONTH PERIOD ENDED           YEAR ENDED
                                  JANUARY 31, 2013             JULY 31, 2012
--------------------------------------------------------------------------------
                                SHARES       AMOUNT        SHARES        AMOUNT
                                ------------------------------------------------
FUND SHARES:
Shares sold                      1,773      $ 26,370        3,393       $ 45,038
Shares issued from
  reinvested dividends               -             -            -              -
Shares redeemed                 (2,206)      (32,651)      (4,475)       (59,026)
                                ------------------------------------------------
Net decrease from
  capital share transactions      (433)     $ (6,281)      (1,082)      $(13,988)
                                ================================================
ADVISER SHARES:
Shares sold                          6      $     92            7       $     98
Shares issued from
  reinvested dividends               -             -            -              -
Shares redeemed                     (3)          (39)          (6)           (81)
                                ------------------------------------------------
Net increase from
  capital share transactions         3      $     53            1       $     17
                                ================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Science & Technology Funds Index over the performance period. The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $1,467,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $67,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.01%, respectively.

B. SUBADVISORY AGREEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average net assets for assets over $100 million that Wellington Management manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $703,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $274,000 and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

D. EXPENSE LIMITATION -- The Manager has agreed to limit the annual expenses of the Adviser Shares to 1.65% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Adviser Shares incurred no reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $614,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $9,000.

================================================================================

38  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2013, USAA and its affiliates owned 483,000 shares, which represent 97.9% of the Adviser Shares and 1.9% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                          YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------------
                                 2013          2012          2011          2010          2009          2008
                             ------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  14.24      $  13.26      $  10.65      $   9.42      $  11.41      $  12.56
                             ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss            (.01)         (.02)         (.01)(a)      (.04)(a)      (.05)(a)      (.05)(a)
  Net realized and
    unrealized gain (loss)       1.43          1.00          2.62(a)       1.27(a)      (1.94)(a)     (1.10)(a)
                             ------------------------------------------------------------------------------
Total from investment
  operations                     1.42           .98          2.61(a)       1.23(a)      (1.99)(a)     (1.15)(a)
                             ------------------------------------------------------------------------------
Net asset value at
  end of period              $  15.66      $  14.24      $  13.26      $  10.65      $   9.42      $  11.41
                             ==============================================================================
Total return (%)*                9.97          7.39         24.51         13.06(b)     (17.44)        (9.16)
Net assets at end
  of period (000)            $383,167      $354,495      $344,619      $292,326      $265,003      $317,613
Ratios to average
  net assets:**
  Expenses (%)(c)                1.37(d)       1.38          1.36          1.45(b)       1.67          1.49
  Net investment loss (%)        (.06)(d)      (.30)         (.10)         (.37)         (.60)         (.44)
Portfolio turnover (%)             50            77           109           120           191           134

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $363,263,000.
(a) Calculated using average shares.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $98,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

40  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                                PERIOD ENDED         YEAR ENDED           PERIOD ENDED
                                                 JANUARY 31,          JULY 31,              JULY 31,
                                                    2013                2012                 2011***
                                                ------------------------------------------------------
Net asset value at beginning of period            $14.16              $13.22               $10.84
                                                  -----------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                      (.02)               (.05)                (.06)(a)
  Net realized and unrealized gain                  1.42                 .99                 2.44(a)
                                                  -----------------------------------------------
Total from investment operations                    1.40                 .94                 2.38(a)
                                                  -----------------------------------------------
Net asset value at end of period                  $15.56              $14.16               $13.22
                                                  ===============================================
Total return (%)*                                   9.89                7.11                21.96
Net assets at end of period (000)                 $7,681              $6,940               $6,465
Ratios to average net assets:**
  Expenses (%)(b)                                   1.59(c)             1.63                 1.65(c)
  Expenses, excluding reimbursements (%)(b)         1.59(c)             1.63                 2.02(c)
  Net investment loss (%)                           (.29)(c)            (.55)                (.44)(c)
Portfolio turnover (%)                                50                  77                  109

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $7,234,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

42  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2012 -
                                        AUGUST 1, 2012        JANUARY 31, 2013        JANUARY 31, 2013
                                        --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,099.70                 $7.25

Hypothetical
 (5% return before expenses)                1,000.00               1,018.30                  6.97

ADVISER SHARES
Actual                                      1,000.00               1,098.90                  8.41

Hypothetical
 (5% return before expenses)                1,000.00               1,017.19                  8.08

* Expenses are equal to the Fund's annualized expense ratio of 1.37% for Fund Shares and 1.59% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.97% for Fund Shares and 9.89% for Adviser Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                                 --------------
       San Antonio, TX 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   31704-0313                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/27/2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.